Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenue

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	2025	2024	2023
Revenues	$62,895,611	$74,270,429	$84,332,300
Cost of sales	(56,102,806)	(66,954,594)	(71,976,696)
Gross profit	6,792,805	7,315,835	12,355,604
Selling expense	(2,428,570)	(2,661,411)	(2,829,580)
General and administrative expense	(5,347,320)	(4,122,038)	(4,508,740)
Research and development expense	(2,166,881)	(2,239,220)	(2,550,777)
Foreign currency transaction gains	265,960	98,353	644,118
(Loss)/Income from operations	(2,884,006)	(1,608,481)	3,110,625
Other income (expenses), net	988,398	1,452,266	405,486
(Loss)/Income before income taxes	(1,895,608)	(156,215)	3,516,111
Income tax benefit/(provision)	494,807	298,610	(220,854)
Net (loss) income	$(1,400,801)	$142,395	$3,295,257
	2025	2024	2023
Sales of steel piping products	$62,487,643	$73,635,012	$83,113,259
Production service revenue	407,968	635,417	1,219,041
Total revenue	$62,895,611	$74,270,429	$84,332,300

Schedule of Revenues by Geographic Areas

The following table presents revenues by geographic areas for the year ended September 30, 2025:

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$53,572,505	85.18%
USA	6,267,793	9.97%
India	1,407,889	2.24%
Singapore	400,632	0.64%
Australia	370,226	0.59%
Other foreign countries	876,566	1.38%

The following table presents revenues by geographic areas for the year ended September 30, 2024.

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$60,079,920	80.89%
USA	7,814,677	10.52%
Singapore	3,767,180	5.07%
The United Arab Emirates	776,416	1.05%
India	748,168	1.01%
Other foreign countries	1,084,068	1.46%

The following table presents revenues by geographic areas for the year ended September 30, 2023.

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$73,744,662	87.45%
USA	7,146,478	8.47%
India	1,596,243	1.89%
United Mexican States	577,416	0.68%
Australia	385,111	0.46%
Other foreign countries	882,390	1.05%